Inventories	12 Months Ended
Dec. 31, 2012
Inventories [Abstract]
Inventories

5. Inventories

Inventories consisted of the following:

	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Raw materials	64,898,313	100,328,496	15,961,896
Work-in-process	815,487	4,374,403	695,951
Finished goods	20,492,020	33,577,981	5,342,134
Total inventories	86,205,820	138,280,880	21,999,981

The Company did not have any inventory reserve as of December 31, 2011 and 2012. As of December 31, 2011 and 2012, certain raw materials with an aggregate carrying value of RMB35,389,200 and RMB51,516,000 ($8,196,007), respectively, were pledged as collateral for bank loans.